Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jan. 28, 2019
Registrant Name	DREYFUS MUNICIPAL FUNDS, INC.
Central Index Key	0000878092
Amendment Flag	false
Document Creation Date	Jan. 28, 2019
Document Effective Date	Jan. 28, 2019
Prospectus Date	Dec. 31, 2018
Dreyfus High Yield Municipal Bond Fund | Class Z
Prospectus:
Trading Symbol	DHMBX
Dreyfus High Yield Municipal Bond Fund | Class A
Prospectus:
Trading Symbol	DHYAX
Dreyfus High Yield Municipal Bond Fund | Class C
Prospectus:
Trading Symbol	DHYCX
Dreyfus High Yield Municipal Bond Fund | Class I Shares
Prospectus:
Trading Symbol	DYBIX
Dreyfus High Yield Municipal Bond Fund | Class Y
Prospectus:
Trading Symbol	DHYYX